RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Unrealized Gains (Losses) Included in OCI (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	$ 37	$ (7)	$ 66	$ 108
Unrealized gains (losses) hedging instruments included in other comprehensive income	81	0	18	124
Reclassification adjustments recognized in net income	(38)	(31)	(65)	(80)
IFRS 9 PPAs
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	9	(31)	15	0
Unrealized gains (losses) hedging instruments included in other comprehensive income	1	11	(70)	25
Energy derivative contracts
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	(15)	(11)	1	59
Unrealized gains (losses) hedging instruments included in other comprehensive income	9	22	15	190
Reclassification adjustments recognized in net income, net	(35)	(40)	(59)	(89)
Interest rate swaps
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	10	9	22	7
Unrealized gains (losses) hedging instruments included in other comprehensive income	(19)	8	(8)	(30)
Reclassification adjustments recognized in net income, net	(3)	0	(6)	0
Foreign exchange swaps
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	28	(4)	22	(7)
Unrealized gains (losses) hedging instruments included in other comprehensive income	2	(16)	(1)	(20)
Reclassification adjustments recognized in net income, net	0	9	0	9
Tax equity
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	11	18	16	24
Investments in equity securities
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	0	2	2	7
Foreign exchange gain (loss)
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	(6)	10	(12)	18
Unrealized gains (losses) hedging instruments included in other comprehensive income	(7)	25	(64)	165
Foreign exchange swaps - net investment
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in other comprehensive income	$ 88	$ (25)	$ 82	$ (41)